2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Patent Costs			$ 23	$ 47
Net Operating loss carry forward			79,300	28,000
Share-based compensation	$ 19	$ 30	$ 95	$ 1,008